INVENTORIES	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories

NOTE 7. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Raw material	75	72
Finished goods	88	53
Project-in-progress	465	105
Total	628	230

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2012 and 2011, the Company determined that no allowance for obsolescence was necessary.